Business Combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		11 Months Ended
	Aug. 27, 2021	Dec. 31, 2021	Jan. 31, 2021
Business Acquisition [Line Items]
Common stock, par value		$ 0.001	$ 0.001
Shares authorized		510,000,000
Share par value		$ 0.001
Common stock, shares authorized		500,000,000	200,000,000
Preferred stock, shares authorized		10,000,000	0
Common stock voting rights		one vote
Common stock, shares issued		252,131,679
Common stock, shares outstanding	246,381,119	249,279,420
Shares issued, price per share	$ 10.00
GWAC
Business Acquisition [Line Items]
Fixed exchange ratio (in shares)	200,000,000
Shares authorized	510,000,000
Share par value	$ 0.001
Common stock, shares authorized	500,000,000
Preferred stock, shares authorized	10,000,000
Common stock voting rights	Common Stock is entitled to one vote
Common stock shares held	8,146,119
PIPE Investors
Business Acquisition [Line Items]
Aggregate of shares (in Shares)	32,235,000
Shares issued, price per share	$ 10.00
Gross proceeds	$ 322.4
Common stock shares held	32,235,000
Bitfury Top HoldCo
Business Acquisition [Line Items]
Common stock, shares issued	200,000,000
Common stock, shares outstanding	200,000,000
Aggregate of shares (in Shares)	6,000,000
Shares issued, price per share	$ 10.00
Gross proceeds	$ 60.0
Bitfury Top HoldCo | Bitfury Private Placement
Business Acquisition [Line Items]
Common stock, shares issued	6,000,000
Common Stock | GWAC
Business Acquisition [Line Items]
Fixed exchange ratio (in shares)	400,000
Common stock, par value	$ 0.001